LONG-TERM BORROWINGS DUE TO RELATED PARTY - Due to related party (Details) - Related Party	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Long-term borrowing from a Founder, monthly payments of 126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	$ 1,163,638	¥ 8,226,599	¥ 8,977,001
Less: current portion	(119,856)	(847,346)	(780,797)
Total long-term borrowings due to related party	$ 1,043,782	¥ 7,379,253	¥ 8,196,204